Leases - Schedule of Maturity of Leases Liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Maturity of Leases Liabilities [Abstract]
2025		$ 122,697
2026	188,178	92,022
2027	140,552	92,022
2028	15,488	15,337
Total undiscounted lease payments	344,218	322,078
Less: future finance charges	(16,935)	(22,992)
Lease liabilities	$ 327,283	$ 299,086	$ 448,028